FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


December 5, 2000


Filed Via EDGAR (CIK #0000353316)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   FRANKLIN TAX-EXEMPT MONEY FUND
            File Nos. 2-72614 and 811-3193

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 2000.

Sincerely yours,

FRANKLIN TAX-EXEMPT MONEY FUND



/s/ David P. Goss
Associate General Counsel

DPG:cd

cc:   Mark H. Plafker, Esq.